Shareholders' Equity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shareholders' Equity
Number of shares, Options Outstanding at beginning of the period	94,096,998	90,061,998	79,372,198
Number of shares, Granted	7,800,000	41,150,000	50,700,000
Number of shares, Forfeited	(7,547,963)	(37,115,000)	(40,010,200)
Number of shares, Options outstanding at end of the period	94,349,035	94,096,998	90,061,998
Number of shares, Exercisable options at end of the period	58,992,785
Weighted average exercise price, outstanding at beginning of the period	$ 0.12	$ 0.15	$ 0.29
Weighted average exercise price, Granted	0.02	0.02	0.05
Weighted average exercise price, Forfeited	0.23	0.07	0.32
Weighted average exercise price, outstanding at end of the period	0.10	0.12	0.15
Options exercisable at end of the period, Weighted average exercise price	0.15
Weighted average grant date fair value, Granted	0.01	0.01	0.03
Weighted average grant date fair value, Forfeited	$ 0.14	$ 0.05	$ 0.19
Weighted average remaining contractual term, Options outstanding during the period (in years)	7 years 7 months 6 days
Weighted average remaining contractual term, Options exercisable at end of the period (in years)	7 years	8 years 4 months 24 days
Aggregate intrinsic value, Options outstanding at beginning of the period		$ 266,011	$ 0
Aggregate intrinsic value, Options outstanding at end of the period	$ 0		$ 266,011
Aggregate intrinsic value, Options exercisable at end of the period	$ 0